Jun. 04, 2019
Virtus WCM International Equity Fund
Virtus WCM International Equity Fund

Virtus WCM International Equity Fund (the “fund”),

a series of Virtus Asset Trust

Supplement dated June 4, 2019 to the Summary and

Statutory Prospectuses dated April 30, 2019

Important Notice to Investors

As approved by the Board of Trustees of Virtus Asset Trust, effective June 4, 2019, Sustainable Growth Advisers, LP (“SGA”), is managing the fund and WCM Investment Management (“WCM”) is removed as subadviser. Accordingly, all references to WCM as subadviser to the fund, and to Paul R. Black, Peter J. Hunkel, Michael B. Trigg and Kurt R. Winrich as portfolio managers, are hereby removed from the fund’s prospectuses. Virtus Fund Advisers, LLC (“VFA”) continues to serve as the fund’s investment adviser. SGA will serve under an interim subadvisory agreement until such time as the fund’s standard subadvisory agreement is implemented, not to exceed 150 days. It is currently anticipated that the subadvisory agreement with SGA will be submitted to fund shareholders for approval during the third quarter of 2019.

Additionally, Virtus WCM International Equity Fund’s name has changed to Virtus SGA International Growth Fund and all references in the fund’s summary and statutory prospectuses to the fund’s former name are deemed changed to Virtus SGA International Growth Fund.

Additional disclosure changes resulting from the subadviser change are described below.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus is hereby replaced with the following:

The fund will invest in securities of issuers located throughout the world. Under normal circumstances, the fund will invest at least 80% of its assets in equity securities of issuers organized, headquartered or doing a substantial amount of business outside the U.S. As of the date of this prospectus, the fund's subadviser, Sustainable Growth Advisers, LP (“SGA”), considers an issuer that has at least 50% of its assets or derives at least 50% of its revenue from business outside the U.S. as doing a substantial amount of business outside the U.S.

SGA uses an investment process to identify companies that it believes have a high degree of predictability, strong profitability and above average earnings and cash flow growth. SGA selects investments for the fund’s portfolio that it believes have superior long-term earnings prospects and attractive valuation. SGA may also consider certain environmental, social, and governance (“ESG”) factors, in addition to including the use of analysis and rankings from third-party ESG research providers. The fund’s equity investments may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, and depositary receipts. The fund may invest in companies of all market capitalizations. The fund will allocate its assets among various regions and countries, including emerging markets. From time to time, the fund may have a significant portion of its assets invested in the securities of companies in only a few countries or regions. Although the fund seeks investments across a number of sectors, from time to time, the fund may have significant positions in particular sectors.

SGA will sell a portfolio holding when it believes the security’s fundamentals deteriorate, its valuation is no longer attractive, or a better investment opportunity arises.

The disclosure under “Principal Risks” in the summary prospectus and in the summary section of the statutory prospectus is hereby amended by adding the following disclosure:

> Currency Rate Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.

> ESG Consideration Risk. The risk that the fund’s consideration of ESG factors results in the fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so, or that the companies identified by the ESG factors do not operate as expected when addressing ESG issues.
> Small and Medium Market Capitalization Companies Risk. The risk that the fund’s investments in small and medium market capitalization companies will increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Also in this section, the risk disclosure entitled “Portfolio Turnover Risk” is hereby removed.

Investors should retain this supplement with the

Prospectuses for future reference.